Fair value measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Transfer from Level 1 to 2 of financial assets	$ 0.0
Transfer from Level 2 to 1 of financial assets	0.0
Transfer from Level 1 to 2 of financial liabilities	0.0
Transfer from Level 2 to 1 of financial liabilities	0.0
Transfers Into Level 3 of financial assets	0.0
Transfers Out of Level 3 of financial assets	0.0
Transfers Into Level 3 of financial liabilities	0.0
Transfers Out of Level 3 of financial liabilities	0.0
Total assets	4,788.4	$ 4,221.6
Recurring Basis
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	691.3	378.3
Recurring Basis | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	679.2	367.6
Recurring Basis | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12.1	10.7
Non recurring Basis
Disclosure of fair value measurement of assets [line items]
Total assets	2.1	2.1
Non recurring Basis | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2.1	2.1
Cash and cash equivalents | Recurring Basis
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	511.1	253.0
Cash and cash equivalents | Recurring Basis | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	511.1	253.0
Receivables from provisional gold equivalent sales | Recurring Basis
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11.3	9.8
Receivables from provisional gold equivalent sales | Recurring Basis | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	11.3	9.8
Available-for-sale equity investments | Recurring Basis
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	168.1	114.6
Available-for-sale equity investments | Recurring Basis | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	168.1	114.6
Warrants | Recurring Basis
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0.8	0.9
Warrants | Recurring Basis | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0.8	0.9
Royalty stream and working interests | Non recurring Basis
Disclosure of fair value measurement of assets [line items]
Total assets	2.1	2.1
Royalty stream and working interests | Non recurring Basis | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 2.1	$ 2.1